Trading revenues	6 Months Ended
Jun. 30, 2022
Trading revenues
7 Trading revenues
in	2Q22	1Q22	2Q21	6M22	6M21
Trading revenues (CHF million)
Interest rate products	(1,084)	(365)	154	(1,449)	906
Foreign exchange products	241	329	358	570	506
Equity/index-related products	425	84	(117)	509	884
Credit products	822	8	(271)	830	(304)
Commodity and energy products	(17)	59	(7)	42	2
Other products	(346)	(151)	36	(497)	(30)
Trading revenues	41	(36)	153	5	1,964
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 7 – Trading revenues” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on trading revenues and managing trading risks.

Bank
Trading revenues
7 Trading revenues
in	6M22	6M21
Trading revenues (CHF million)
Interest rate products	(1,445)	893
Foreign exchange products	568	497
Equity/index-related products	456	868
Credit products	830	(304)
Commodity and energy products	42	2
Other products	(497)	(32)
Trading revenues	(46)	1,924
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.